Schedule of Transactions Occurred with Related Parties (Details) - AUD ($)		3 Months Ended	9 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions				$ 589,166	$ 4,936,423
Energreen nutrition australia pty ltd., [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions				12,651,382	13,942,332
Amounts receivable, related party transactions				4,838,204	1,693,451
Management Fee				312,000	312,000
Purchases of seed for related party		$ 2,166,559	$ 7,222,239
Purchases of oil for related party			678,506
Sales of meals for related party		1,173,032	4,290,895
Other sales for related party			217,909
Management fee		93,000	264,000
Lease for related party		5,363	7,968
Soon soon oilmills sdn bhd [member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	[1]
Amounts receivable, related party transactions	[1]			2,234
Management Fee	[1]
Purchases of seed for related party	[2]
Purchases of oil for related party	[2]	374,819	723,714
Sales of meals for related party	[2]
Other sales for related party	[2]		11,368
Management fee	[2]
Lease for related party	[2]
Sunmania Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions				104,000	104,000
Amounts receivable, related party transactions
Management Fee
Purchases of seed for related party
Purchases of oil for related party
Sales of meals for related party
Other sales for related party		777	11,424
Management fee
Lease for related party		$ 21,000	$ 56,000
Good Earths Oils [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions
Amounts receivable, related party transactions					3,390,714
Management Fee

[1]	Gary Seaton has a 20% share of Soon Soon Oilmills Sdn Bhd.
[2]	Gary Seaton has a